Investments in Companies Accounted for at Equity Method (Details Textual) - TSG [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment property [line items]
Percentage of share holds by group	50.00%
Goodwill	$ 19,006	$ 19,006